Note 17 - Trade and Other Receivables (Tables)	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Trade and other receivables [Text Block]
	As at June 30		As at March 31
(US dollars in thousands)	20 20	2019	201 9	2018
Current receivables
Trade receivables	3,112	6,193	5,899	5,333
Contract assets	3,382	3,929	1,800	120
Prepayments	432	2,919	628	391
Other receivables	5,475	1,951	2,072	2,059
Current tax receivable	155	-	-	-
Total	12,556	14,992	10,399	7,903

Analysis of trade receivable [Text Block]
As at June 30			As at March 31
(US dollars in thousands)	20 20	2019	2019	201 8
Trade and other receivables	3,119	6,195	5,929	5,335
Less: credit note provision	(7)	(2)	(30)	(2)
Total	3,112	6,193	5,899	5,333

Credit risk for trade receivables by geographic region [Text Block]
As at June 30 2020			As at March 31
(US dollars in thousands)	20 20	2019	2019	201 8
USA	-	108	78	129
United Kingdom	-	-	-	12
Australia	3,112	6,085	5,821	5,192
Total	3,112	6,193	5,899	5,333

Aging of trade receivables [Text Block]
As at June 30			As at March 31
(US dollars in thousands)	20 20	2019	2019	201 8
0-90 days	3,055	6,093	5,765	5,326
Greater than 90 days	57	100	134	7
Total	3,112	6,193	5,899	5,333